        [LOGO]

This information supplements the Prospectus dated March 1, 1995

    Neuberger&Berman GOVERNMENT INCOME Trust
    Neuberger&Berman LIMITED MATURITY BOND Trust
    Neuberger&Berman ULTRA SHORT BOND Trust
           (each, a "Fund")

          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

---------------------------------------------------------

  Theresa A. Havell, the President and a Trustee of the Trust and of Managers Trust, is a general partner of Neuberger&Berman and a director and Vice President of N&B Management. Ms. Havell is the Manager of the Fixed Income Group of Neuberger&Berman, which she established in 1984. The Fixed Income Group manages fixed income accounts that had approximately $12 billion of assets as of June 30, 1995. Ms. Havell has overall responsibility for the activities of the Fixed Income Group, providing guidance and reviewing portfolio strategy and structure.
  The following members of the Fixed Income Group are primarily responsible for the day-to-day management of the listed Portfolios:
  Neuberger&Berman ULTRA SHORT Bond Portfolio -- Josephine P. Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1984, an Assistant Vice President of N&B Management from 1986 to 1994 and a Vice President of N&B Management since November 1994.
  Neuberger&Berman LIMITED MATURITY Bond Portfolio -- Theresa A. Havell and Thomas G. Wolfe. Mr. Wolfe has been a Senior Portfolio Manager in the Fixed Income Group since July 1993, Director of Fixed Income Credit Research since July 1993 and a Vice President of N&B Management since October 1995. From November 1987 to June 1993 he was Vice President in the Corporate Finance Department of the Standard & Poor's Rating Group.

  Neuberger&Berman  GOVERNMENT INCOME Portfolio -- Theresa A. Havell and William
H. Cunningham. Mr. Cunningham has been a member of the Fixed Income Group since March 1993, a Senior Portfolio Manager in the Fixed Income Group since June 1995 and a Vice President of N&B Management since October 1995. From August 1989 to February 1993 he was a manager in the Corporate Finance, Merger and Acquisitions and Capital Markets Groups for a major corporation.

                The date of this Supplement is November 7, 1995.

                                                                    NBII00131195

[graphic]

Supplement to Prospectus dated March 1, 1995

This supplement must accompany each prospectus distributed within the STATE OF MISSOURI.

    Neuberger&Berman GOVERNMENT INCOME TRUST
    Neuberger&Berman LIMITED MATURITY BOND TRUST
    Neuberger&Berman ULTRA SHORT BOND TRUST
   (each, a "Fund")

EACH FUND INVESTS ALL OF ITS ASSETS IN ITS CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF INCOME MANAGERS TRUST, AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY NEUBERGER&BERMAN MANAGEMENT INCORPORATED. EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND DEPENDS ON THE PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 18.

Neuberger&Berman GOVERNMENT INCOME TRUST
("GOVERNMENT INCOME" or the "Fund")

Prospective Missouri investors should note that, subject to the limitations described in the Prospectus, Neuberger&Berman GOVERNMENT INCOME Portfolio may leverage its investments by borrowing money to increase amounts available for investment. It
                                                             (Continued on Back)

[logo]                                                              NBII00130395
may also sell securities short, subject to the limitation described in the Statement of Additional Information of GOVERNMENT INCOME and its Portfolio. These investment strategies may increase the risk that the price of GOVERNMENT INCOME shares will fluctuate and may increase the operating costs of the Fund.

Neuberger&Berman GOVERNMENT INCOME Portfolio may engage in short-term trading to a substantial degree to take advantage of anticipated changes in interest rates. It is anticipated that the portfolio turnover rate of Neuberger&Berman GOVERNMENT INCOME Portfolio generally will exceed 300%. A high portfolio turnover rate will result in higher brokerage commissions and other transaction costs being borne indirectly by the Fund.

                 The date of this Supplement is March 1, 1995.

      PROSPECTUS
March 1, 1995




      Neuberger&Berman
      INCOME TRUST


Neuberger&Berman
      ULTRA SHORT BOND TRUST

Neuberger&Berman
      LIMITED MATURITY BOND TRUST

Neuberger&Berman
      GOVERNMENT INCOME TRUST


                    No Sales Charges
                    No Redemption Fees
                    No 12b-1 Fees

            Neuberger&Berman

INCOME TRUST

          No-Load Bond Funds

----------------------------------------------------------------------

Neuberger&Berman ULTRA SHORT BOND TRUST
Neuberger&Berman LIMITED MATURITY BOND TRUST
Neuberger&Berman GOVERNMENT INCOME TRUST

   YOU CAN BUY, OWN, AND SELL FUND SHARES ONLY THROUGH AN ACCOUNT WITH A PENSION PLAN ADMINISTRATOR, BROKER-DEALER, OR OTHER INSTITUTION (EACH AN "INSTITUTION") WHICH PROVIDES ACCOUNTING, RECORDKEEPING AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH NEUBERGER&BERMAN MANAGEMENT INCORPORATED ("N&B MANAGEMENT").

----------------------------------------------------------------------

   EACH TRUST (A "FUND") INVESTS ALL OF ITS NET INVESTABLE ASSETS IN ITS CORRESPONDING PORTFOLIO (A "PORTFOLIO") OF INCOME MANAGERS TRUST ("MANAGERS TRUST"), AN OPEN-END MANAGEMENT INVESTMENT COMPANY MANAGED BY N&B MANAGEMENT. EACH PORTFOLIO INVESTS IN SECURITIES IN ACCORDANCE WITH AN INVESTMENT OBJECTIVE, POLICIES, AND LIMITATIONS IDENTICAL TO THOSE OF ITS CORRESPONDING FUND. THE INVESTMENT PERFORMANCE OF EACH FUND WILL DIRECTLY CORRESPOND WITH THE INVESTMENT PERFORMANCE OF ITS CORRESPONDING PORTFOLIO. THIS "MASTER/FEEDER FUND" STRUCTURE IS DIFFERENT FROM THAT OF MANY OTHER INVESTMENT COMPANIES WHICH DIRECTLY ACQUIRE AND MANAGE THEIR OWN PORTFOLIOS OF SECURITIES. FOR MORE INFORMATION ON THIS UNIQUE STRUCTURE THAT YOU SHOULD CONSIDER, SEE "SPECIAL INFORMATION REGARDING ORGANIZATION, CAPITALIZATION, AND OTHER MATTERS" ON PAGE 18.
   The Funds are no-load mutual funds, so there are no sales commissions or other charges when buying or redeeming shares. The Funds do not pay "12b-1 fees" to promote or distribute their shares. The Funds declare income dividends daily and pay them monthly.
   Please read this Prospectus before investing in any of the Funds and keep it for future reference. It contains information about the Funds that a prospective investor should know before investing. A Statement of Additional Information ("SAI") about the Funds and Portfolios, dated March 1, 1995, is on file with the Securities and Exchange Commission. The SAI is incorporated herein by reference (so it is legally considered a part of this Prospectus). You can obtain a free copy of the SAI by calling N&B Management at 800-877-9700. PROSPECTUS DATED MARCH 1, 1995

   MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

   THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

TABLE OF CONTENTS

    SUMMARY                       3
The Funds and Portfolios          3
Risk Factors                      4
Management                        4

    EXPENSE INFORMATION           5
Shareholder Transaction
 Expenses for Each Fund           5
Annual Fund Operating
 Expenses                         5
Example                           7
    FINANCIAL HIGHLIGHTS          8
Ultra Short Bond Trust            8
Limited Maturity Bond
 Trust                            9
Government Income Trust          10

    INVESTMENT PROGRAMS          12
Short-Term Trading;
 Portfolio Turnover              14
Ratings of Securities            14
Borrowings                       15
Other Investments                15
    PERFORMANCE
    INFORMATION                  16
Yield                            16
Total Return                     16
Tax-Equivalent Yield             16
Yield and Total Return
 Information                     17
    SPECIAL INFORMATION
    REGARDING
    ORGANIZATION,
    CAPITALIZATION, AND
    OTHER MATTERS                18
The Funds                        18
The Portfolios                   18
Use of Joint Prospectus
 and Statement of
 Additional Information          20
    SHAREHOLDER SERVICES         21
How to Buy Shares                21
How to Sell Shares               21
Exchanging Shares                21
    SHARE PRICES AND NET
    ASSET VALUE                  23
    DIVIDENDS, OTHER
    DISTRIBUTIONS, AND
    TAXES                        24
Distribution Options             24
Taxes                            24
    MANAGEMENT AND
    ADMINISTRATION               26
Trustees and Officers            26
Investment Manager,
 Administrator,
 Distributor, and
 Sub-Adviser                     26
Expenses                         27
Transfer Agent                   29
    DESCRIPTION OF
    INVESTMENTS                  30
    OTHER INFORMATION            36
Directory & Funds
 Eligible for Exchange           36

SUMMARY
          The Funds and Portfolios

----------------------------------------------------------------------

   Each Fund is a series of Neuberger&Berman Income Trust (the "Trust") and invests in a corresponding Portfolio that, in turn, invests in securities in accordance with an investment objective, policies, and limitations that are identical to those of the Fund. The trustees of the Trust believe that this master/feeder fund structure may benefit shareholders. For more information about the organization of the Funds and the Portfolios, including certain features of the master/feeder fund structure, see "Special Information Regarding Organization, Capitalization, and Other Matters" on page 18.
   In this Prospectus you will find information about three bond funds. Here is a summary of important features of the Funds and their corresponding Portfolios. You may want to invest in a variety of Funds to fit your particular investment needs. Of course, there can be no assurance that a Fund will meet its investment objective.

NEUBERGER&BERMAN    INVESTMENT            PRINCIPAL PORTFOLIO   COMPARATIVE
INCOME TRUST        OBJECTIVE             INVESTMENTS           INFORMATION
-------------------------------------------------------------------------------
ULTRA SHORT         Higher total return   High quality money    Lowest expected
                    than is available     market instruments    price fluctuation of
                    from money market     and short-term debt   these three funds;
                    funds, with minimal   securities of         dollar-weighted
                    risk to principal     government and        average portfolio
                    and liquidity         non-government        maturity of up to
                                          issuers               two years
LIMITED MATURITY    Highest current       Short-to-             More potential price
                    income consistent     intermediate-term     fluctuation;
                    with low risk to      debt securities, at   dollar-weighted
                    principal and         least investment      average portfolio
                    liquidity; and        grade                 maturity of up to
                    secondarily, total                          five years
                    return
GOVERNMENT INCOME   High level of         At least 65% in U.S.  Greater price
                    current income and    Government and        fluctuation; invests
                    total return,         Agency securities,    in securities with a
                    consistent with       with an emphasis on   wide range of
                    safety of principal   U.S. Government       maturities
                                          mortgage-backed
                                          securities; at least
                                          25% in mortgage-
                                          backed and asset-
                                          backed securities

          Risk Factors

----------------------------------------------------------------------

   An investment in any Fund involves certain risks, depending upon the types of investments made by its corresponding Portfolio. For example, Neuberger&Berman ULTRA SHORT Bond Portfolio, which invests principally in high quality money market instruments and short-term debt securities, has less risk than Neuberger& Berman GOVERNMENT INCOME Portfolio, which invests at least 25% of its total assets in mortgage-backed and asset-backed securities, may engage in lending portfolio securities and other investment techniques, and may borrow for leverage. Special risk factors apply to investments, which may be made by certain Portfolios, in foreign securities, options and futures contracts, zero coupon bonds, and swap agreements. The Portfolios invest in fixed income securities, the value of which is likely to decline in times of rising interest rates and rise in times of falling interest rates. In general, the longer the maturity of a fixed income security, the more pronounced is the effect of a change in interest rates on the value of the security. For more details about each Portfolio, its investments and their risks, see "Investment Programs" on page 12 and "Description of Investments" on page 30.
   The investment program of Neuberger&Berman GOVERNMENT INCOME Portfolio is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations.

          Management

----------------------------------------------------------------------

   N&B Management, with the assistance of Neuberger&Berman, L.P. ("Neuberger&Berman") as sub-adviser, selects investments for the Portfolios. N&B Management also provides administrative services to the Portfolios and the Funds and acts as distributor of Fund shares. See "Management and Administration" on page 26. If you want to know how to buy and sell shares of the Funds or exchange them for shares of other Neuberger&Berman Funds-SM- made available through an Institution, see "Shareholder Services -- How to Buy Shares" on page 21,
"Shareholder Services -- How to Sell Shares" on page 21, "Shareholder Services -- Exchanging Shares" on page 21, and the policies of the Institution through which you are purchasing shares.

EXPENSE INFORMATION

   This section gives you certain information about the expenses of each Fund and its corresponding Portfolio. See "Performance Information" for important facts about the investment performance of each Fund, after taking expenses into account.

          Shareholder Transaction Expenses for Each Fund

----------------------------------------------------------------------

   As shown by this table, there are no transaction charges when you buy or sell Fund shares.

Sales Charge Imposed on Purchases                   NONE
Sales Charge Imposed on Reinvested Dividends                   NONE
Deferred Sales Charges                                         NONE
Redemption Fees                                                NONE
Exchange Fees                                                  NONE

          Annual Fund Operating Expenses
          (AS A PERCENTAGE OF AVERAGE NET ASSETS)

--------------------------------------------------------------------------------

   The following table shows anticipated Annual Fund Operating Expenses, which are paid out of the assets of each Fund and which include each Fund's pro rata portion of the Operating Expenses of its corresponding Portfolio. These expenses are borne indirectly by Fund shareholders. Each Fund pays N&B Management an administration fee based on the Fund's net asset value. Each Portfolio pays N&B Management a management fee, based on the Portfolio's average daily net assets; a pro rata portion of this fee is borne indirectly by the corresponding Fund. Therefore, the table combines management and administration fees. The Funds and Portfolios also incur other expenses for things such as accounting and legal fees and furnishing shareholder statements and Fund reports. "Operating Expenses" exclude interest, taxes, brokerage commissions, and extraordinary expenses. The Funds' expenses are factored into their share prices and dividends and are not charged directly to Fund shareholders. For more information, see "Management and Administration" and the SAI.

                        MANAGEMENT AND                                TOTAL
NEUBERGER&BERMAN        ADMINISTRATION       12b-1      OTHER       OPERATING
INCOME TRUST                 FEES*           FEES     EXPENSES*     EXPENSES*
ULTRA SHORT                  0.00%           NONE       0.72%         0.72%
LIMITED MATURITY             0.00%           NONE       0.77%         0.77%
GOVERNMENT INCOME            0.00%           NONE       0.82%         0.82%

* (REFLECTS N&B MANAGEMENT'S EXPENSE REIMBURSEMENT UNDERTAKING DESCRIBED BELOW)

   Anticipated Annual Fund Operating Expenses for each Fund are annualized projections based upon current administration fees for the Fund and management fees for its corresponding Portfolio, with "Other Expenses" based on each Fund's and

Portfolio's expenses for the past fiscal year. The trustees of the Trust believe that the aggregate per share expenses of each Fund and its corresponding Portfolio will be approximately equal to the expenses the Fund would incur if its assets were invested directly in the type of securities being held by its corresponding Portfolio. The trustees of the Trust also believe that investment in a Portfolio by investors in addition to a Fund may enable the Portfolio to achieve economies of scale which could reduce expenses. Other feeder funds may invest in the Portfolios, and such other funds' expenses and, correspondingly, their returns may differ from those of the Funds.
   Three mutual funds that are series of Neuberger&Berman Income Funds, which are managed by N&B Management, each of which has a name similar to a Fund and the same investment objective, policies and limitations as that Fund ("Sister Fund"), also invest in the three corresponding Portfolios.
   The previous table reflects N&B Management's voluntary undertaking until February 29, 1996, to reimburse ULTRA SHORT, LIMITED MATURITY, and GOVERNMENT INCOME for each Fund's Operating Expenses and that Fund's pro rata share of its corresponding Portfolio's Operating Expenses which exceed, in the aggregate, the following percentage per annum of the Fund's average daily net assets: ULTRA SHORT, 0.65%; LIMITED MATURITY, 0.70%; GOVERNMENT INCOME, 0.75%. Effective March 1, 1995, N&B Management will reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses that exceed, in the aggregate, the following percentage per annum of the Fund's average daily net assets:

Neuberger&Berman ULTRA SHORT                                                        0.75%
Neuberger&Berman LIMITED MATURITY                                                   0.80%
Neuberger&Berman GOVERNMENT INCOME                                                  0.85%

   Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice.
   Absent the reimbursement, total anticipated aggregate Fund and Portfolio Operating Expenses would be 2.50%, 2.50%, and 2.50% per annum of the average daily net assets of ULTRA SHORT, LIMITED MATURITY, and GOVERNMENT INCOME, respectively, based upon the expenses of each Fund for its 1994 fiscal year.

          Example

----------------------------------------------------------------------

   To illustrate the effect of Operating Expenses, let's assume that each Fund's annual return is 5% and that it had annual Operating Expenses described in the table above. For every $1,000 you invested in each Fund, you would have paid the following amounts of total expenses if you closed your account at the end of each of the following time periods:

NEUBERGER&BERMAN
INCOME TRUST                               1 YEAR     3 YEARS    5 YEARS   10 YEARS
ULTRA SHORT                                  $7         $23        $40        $89
LIMITED MATURITY                             $8         $25        $43        $95
GOVERNMENT INCOME                            $8         $26        $46       $101

   The assumption in this example of a 5% annual return is required by regulations of the Securities and Exchange Commission applicable to all mutual funds. THE INFORMATION IN THE TABLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATES OF RETURN; ACTUAL EXPENSES OR RETURNS MAY BE GREATER OR LESS THAN THOSE SHOWN, AND MAY CHANGE IF EXPENSE REIMBURSEMENTS CHANGE.

  FINANCIAL HIGHLIGHTS

            Selected Per Share Data and Ratios
--------------------------------------------------------------------------------
     The financial information in the following tables is for each Fund as of October 31, 1994, and the prior period. This information has been audited by the Funds' independent auditors. You may obtain further information about the performance of each Fund at no cost in the Trust's annual report to shareholders by calling 800-877-9700. Also, see "Performance Information."

  Neuberger&Berman

            Ultra Short Bond Trust
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the
 Financial Statements. The per share amounts and ratios which are shown reflect
 income   and  expenses  including  the   Fund's  proportionate  share  of  its
 corresponding  Portfolio's  income  and  expenses.   It  should  be  read   in
 conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                PERIOD FROM
                                                                           YEAR ENDED         SEPTEMBER 7, 1993(1)
                                                                        OCTOBER 31, 1994      TO OCTOBER 31, 1993
------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                                       $ 9.97                $10.00
Income From Investment Operations
    Net Investment Income                                                   .37                   .05
    Net Gains or Losses on Securities (both realized and unrealized)       (.18)                 (.03)
      Total from Investment Operations                                      .19                   .02
Less Distributions
    Dividends (from net investment income)                                 (.37)                 (.05)
Net Asset Value, End of Year                                             $ 9.79                $ 9.97
Total Return+                                                             +1.92%                +0.17%(2)
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                $ 1.2                 $ 0.2
    Ratio of Expenses to Average Net Assets(4)                              .65%                  .65%(3)
    Ratio of Net Income to Average Net Assets(4)                           3.86%                 2.98%(3)


  SEE NOTES TO FINANCIAL HIGHLIGHTS.

  FINANCIAL HIGHLIGHTS

  Neuberger&Berman

            Limited Maturity Bond Trust
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the
 Financial Statements. The per share amounts and ratios which are shown reflect
 income   and  expenses  including  the   Fund's  proportionate  share  of  its
 corresponding  Portfolio's  income  and  expenses.   It  should  be  read   in
 conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                                  PERIOD FROM
                                                                                            YEAR ENDED       AUGUST 30, 1993(1) TO
                                                                                         OCTOBER 31, 1994       OCTOBER 31, 1993
----------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Year                                                        $ 9.97/             $10.00
Income From Investment Operations
    Net Investment Income                                                                    .54                 .08
    Net Gains or Losses on Securities (both realized and unrealized)                        (.54)               (.03)
      Total From Investment Operations                                                        --                 .05
Less Distributions
    Dividends (from net investment income)                                                  (.54)               (.08)
Net Asset Value, End of Year                                                              $ 9.43              $ 9.97
Total Return+                                                                              -0.01%              +0.55%(2)
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                                 $ 6.7               $ 0.1
    Ratio of Expenses to Average Net Assets(4)                                               .70%                .65%(3)
    Ratio of Net Income to Average Net Assets(4)                                            5.72%               4.99%(3)



  SEE NOTES TO FINANCIAL HIGHLIGHTS.

  FINANCIAL HIGHLIGHTS
  Neuberger&Berman

            Government Income Trust
--------------------------------------------------------------------------------
     The following table includes selected data for a share outstanding throughout each year and other performance information derived from the
 Financial Statements. The per share amounts and ratios which are shown reflect
 income   and  expenses  including  the   Fund's  proportionate  share  of  its
 corresponding  Portfolio's  income  and  expenses.   It  should  be  read   in
 conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                                                     PERIOD FROM
                                                                                 YEAR ENDED      SEPTEMBER 13, 1993(1)
                                                                              OCTOBER 31, 1994   TO OCTOBER 31, 1993
-----------------------------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year                                                 $ 9.95           $10.00
Income From Investment Operations
    Net Investment Income                                                             .62              .08
    Net Gains or Losses on Securities (both realized and unrealized)                 (.83)            (.05)
      Total From Investment Operations                                               (.21)             .03
Less Distributions
    Dividends (from net investment income)                                           (.58)            (.08)
    Tax return of capital                                                            (.04)              --
      Total Distributions                                                            (.62)            (.08)
Net Asset Value, End of Year                                                       $ 9.12           $ 9.95
Total Return+                                                                       -2.16%           +0.28%(2)
Ratios/Supplemental Data
    Net Assets, End of Year (in millions)                                          $ 0.1            $ 0.1
    Ratio of Expenses to Average Net Assets(4)                                        .75%             .75%(3)
    Ratio of Net Income to Average Net Assets(4)                                     6.46%            6.02%(3)


  SEE NOTES TO FINANCIAL HIGHLIGHTS.

NOTES TO FINANCIAL HIGHLIGHTS

1)  The date investment operations commenced.

2)  Not annualized.

3)  Annualized.

4) After reduction of expenses of the Neuberger&Berman ULTRA SHORT Bond Trust by the administrator. Had the administrator not undertaken such action the annualized ratios of expenses and investment income -- net to average daily net assets would have been 2.50% and 2.01%, respectively, for the year ended October 31, 1994 and 2.50% and 1.13%, respectively, for the period ended October 31, 1993.
   After reduction of expenses of the Neuberger&Berman LIMITED MATURITY Bond Trust by the administrator. Had the administrator not undertaken such action the annualized ratios of expenses and investment income -- net to average daily net assets would have been 2.50% and 3.92%, respectively, for the year ended October 31, 1994 and 2.50% and 3.14%, respectively, for the period ended October 31, 1993.
   After reduction of expenses of the Neuberger&Berman GOVERNMENT INCOME Trust by the administrator. Had the administrator not undertaken such action the annualized ratios of expenses and investment income -- net to average daily net assets would have been 2.50% and 4.71%, respectively, for the year ended October 31, 1994 and 2.50% and 4.27%, respectively, for the period ended October 31, 1993.

5)  The portfolio turnover rates for each Portfolio were as follows:

                                                                                               PERIOD FROM
                                                                                              JULY 2, 1993
                                                                                            (COMMENCEMENT OF
                                                                         YEAR ENDED          OPERATIONS) TO
                                                                      OCTOBER 31, 1994      OCTOBER 31, 1993
-------------------------------------------------------------------------------------------------------------
Neuberger&Berman ULTRA SHORT Bond Portfolio                                      94%                   46%
Neuberger&Berman LIMITED MATURITY Bond Portfolio                                102%                   71%

                                                                                               PERIOD FROM
                                                                                              JULY 6, 1993
                                                                                            (COMMENCEMENT OF
                                                                         YEAR ENDED          OPERATIONS) TO
                                                                      OCTOBER 31, 1994      OCTOBER 31, 1993
-------------------------------------------------------------------------------------------------------------
Neuberger&Berman GOVERNMENT INCOME Portfolio                                    263%                  119%

+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year, and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return would have been lower if N&B Management had not absorbed certain expenses.

INVESTMENT PROGRAMS

   The investment policies and limitations of each Fund and its corresponding Portfolio are identical. Each Fund invests only in its corresponding Portfolio. Therefore, the following shows you the kinds of securities in which each Portfolio invests. For an explanation of some types of investments, see "Description of Investments" on page 30.
   The investment objectives of the Funds and Portfolios are not fundamental. The Funds have undertaken to a state securities commission that they will seek shareholder approval before changing any investment objective. The Funds have also undertaken not to change their investment objectives without 30 days' prior notice to shareholders. There can be no assurance that the Funds or Portfolios will achieve their objectives. Investment policies and limitations of the Funds and the Portfolios are not fundamental unless otherwise specified in this Prospectus or the SAI. While a non-fundamental policy or limitation may be changed by the trustees of the Trust or of Managers Trust without shareholder approval, the Funds intend to notify shareholders before making any material change to such policies or limitations. Fundamental policies may not be changed without shareholder approval. Each Fund by itself, does not represent a comprehensive investment program.
   Additional investment techniques, features, and limitations concerning the Portfolios' investment programs are described in the SAI.
   The value of fixed income securities is likely to rise in times of falling market interest rates and fall in times of rising interest rates. Investments in shorter-term income securities normally are less affected by interest rate changes than are investments in longer-term securities. The value of income securities is also affected by the creditworthiness of the issuer.
   The investment objective of Neuberger&Berman ULTRA SHORT Bond Trust and Portfolio is to provide a higher total return than is available from money market funds, with minimal risk to principal and liquidity. The investment objective of Neuberger&Berman LIMITED MATURITY Bond Trust and Portfolio is to provide the highest current income consistent with low risk to principal and liquidity; and secondarily, total return. The investment objective of Neuberger&Berman GOVERNMENT INCOME Trust and Portfolio is to provide a high level of current income and total return, consistent with safety of principal.
   Neuberger&Berman ULTRA SHORT Bond Portfolio, Neuberger&Berman LIMITED MATURITY Bond Portfolio, and Neuberger&Berman GOVERNMENT INCOME Portfolio each invests in a diversified portfolio of fixed and variable rate debt securities and seeks to increase income and preserve or enhance total return by actively managing average portfolio maturity in light of market conditions and trends.
   Neuberger&Berman ULTRA SHORT Bond Portfolio invests in a diversified portfolio of U.S. Government and Agency securities and high-quality debt securities issued by financial institutions, corporations, and others. These securities include mortgage-backed and asset-backed securities, money market instruments, repurchase agreements with respect to U.S. Government and Agency securities, and U.S. dollar-denominated securities of foreign issuers. The Portfolio may also purchase and sell options, futures contracts and options on futures contracts. The Portfolio may invest 25% or more of its total assets in U.S. Government and Agency securities or in certificates of deposit or bankers' acceptances issued by domestic branches of U.S. banks. The Portfolio's dollar-weighted average portfolio maturity ranges up to two years, providing greater flexibility than money market funds.
   Neuberger&Berman LIMITED MATURITY Bond Portfolio invests in a diversified portfolio of short-to-intermediate-term U.S. Government and Agency securities and debt securities issued by financial institutions, corporations, and others, of at least investment grade. These securities include mortgage-backed and asset-backed securities, repurchase agreements with respect to U.S. Government and Agency securities, and foreign investments. The Portfolio may purchase and sell covered call and put options, interest-rate futures contracts, and options on those futures contracts and may engage in lending portfolio securities. The Portfolio may invest up to 5% of its net assets in municipal securities when N&B Management believes such securities may outperform other available issues. The Portfolio's dollar-weighted average portfolio maturity may range up to five years.
   Neuberger&Berman GOVERNMENT INCOME Portfolio invests at least 65% of its total assets in U.S. Government and Agency securities, with an emphasis on U.S. Government mortgage-backed securities. The Portfolio invests at least 25% of its total assets in mortgage-backed securities (including U.S. Government mortgage-backed securities) and asset-backed securities. The Portfolio may also invest in investment grade debt securities, including foreign investments, and securities issued by financial institutions and corporations, and may purchase and sell covered call and put options, interest-rate and foreign currency futures contracts, and options on those futures contracts. Although there are no restrictions on the maturity composition of its portfolio of securities, the Portfolio anticipates that it normally will invest in intermediate-term and longer-term securities, but will remain flexible to respond to market conditions and interest rate trends. The Portfolio may engage in lending portfolio securities, short-term trading, purchasing forward commitments on securities, and repurchase agreements, and may use leverage.
   The investment program of Neuberger&Berman GOVERNMENT INCOME Portfolio is intended to protect principal by focusing on the credit quality of the issuers. Principal may, however, be at risk due to market rate fluctuations.

          Short-Term Trading; Portfolio Turnover

----------------------------------------------------------------------

   GOVERNMENT INCOME Portfolio may engage in short-term trading to a substantial degree to take advantage of anticipated changes in interest rates. This investment policy may be considered speculative. Although neither of the other Portfolios purchases securities with the intention of profiting from short-term trading, each Portfolio may sell portfolio securities prior to maturity when N&B Management believes that such action is advisable. The portfolio turnover rates for the periods ended October 31, 1994 and 1993 for Neuberger&Berman ULTRA SHORT Bond Portfolio, Neuberger&Berman LIMITED MATURITY Bond Portfolio and Neuberger& Berman GOVERNMENT INCOME Portfolio are shown in the "Notes to the Financial Highlights." It is anticipated that GOVERNMENT INCOME Portfolio's turnover rate generally will exceed 100%. Turnover rates in excess of 100% generally result in higher costs (which are borne directly by the Portfolio) and a possible increase in realized short-term capital gains (or losses).

          Ratings of Securities

----------------------------------------------------------------------

    HIGH QUALITY DEBT SECURITIES (ALL PORTFOLIOS). High quality debt securities are securities that have received a rating from at least one nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Ratings Group ("S&P") and Moody's Investors Service, Inc. ("Moody's"), in one of the two highest rating categories (the highest category in the case of commercial paper) or, if not rated by any NRSRO, such as U.S. Government and Agency securities, have been determined by N&B Management to be of comparable quality.

    INVESTMENT GRADE DEBT SECURITIES (NEUBERGER&BERMAN LIMITED MATURITY BOND AND NEUBERGER&BERMAN GOVERNMENT INCOME PORTFOLIOS). Investment grade debt securities are securities that have received a rating from at least one NRSRO in one of the four highest rating categories or, if not rated by any NRSRO, have been determined by N&B Management to be of comparable quality. Moody's deems securities rated in its fourth highest category (Baa) to have speculative characteristics; a change in economic factors could lead to a weakened capacity of the issuer to repay.
   If the quality of securities held by a Portfolio deteriorates so that the securities would no longer satisfy its standards, the Portfolio will engage in an orderly disposition of the downgraded securities to the extent necessary to ensure that the Portfolio's holdings of such securities will not exceed 5% of the Portfolio's net assets. Further information regarding the ratings assigned to securities purchased by the Portfolios is included in the SAI.

          Borrowings

----------------------------------------------------------------------

    (ALL PORTFOLIOS EXCEPT NEUBERGER&BERMAN GOVERNMENT INCOME PORTFOLIO). Each Portfolio has a fundamental policy that it may not borrow money, except that it may (1) borrow money from banks for temporary or emergency purposes and not for leveraging or investment and (2) enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). None of the Portfolios expects to borrow money. As a non-fundamental policy, none of these Portfolios may purchase portfolio securities if its outstanding borrowings, including reverse repurchase agreements, exceed 5% of its total assets. Dollar rolls are treated as reverse repurchase agreements.
   (Neuberger&Berman GOVERNMENT INCOME Portfolio.) The Portfolio, as a fundamental policy, may borrow money from banks for any purpose, including to meet redemptions and increase the amount available for investment, and enter into reverse repurchase agreements for any purpose, so long as the aggregate amount of borrowings and reverse repurchase agreements (including dollar rolls) does not exceed one-third of the Portfolio's total assets (including the amount borrowed) less liabilities (other than borrowings). Leveraging (borrowing) to increase amounts available for investment may exaggerate the effect on net asset value of any increase or decrease in the market value of the securities of the Portfolio. Money borrowed for leveraging will be subject to interest costs which may or may not be recovered by income and appreciation of the securities purchased.

          Other Investments

----------------------------------------------------------------------

   For temporary defensive purposes, the Portfolios may invest up to 100% of their total assets in cash or cash equivalents, or in commercial paper, U.S. Government and Agency securities and repurchase agreements on U.S. Government and Agency securities, the interest on which may be subject to federal and state income taxes, and may adopt shorter weighted average maturities than normal.

PERFORMANCE INFORMATION

   The performance of the Funds can be measured as YIELD or as TOTAL RETURN. The Funds' corresponding Portfolios invest in various kinds of fixed income securities, so their performance is related to changes in interest rates. Generally, investments in shorter-term income securities are less affected by interest rate changes than are investments in longer-term income securities. For this reason, longer-term bond funds usually have higher yields and carry more risk than shorter-term bond funds. The creditworthiness of issuers of income securities also affects their risk; for example, U.S. Government and Agency securities are generally considered to have less risk than bonds rated "investment grade."

   The table under "Summary -- The Funds and Portfolios" shows the investment objective, principal types of investments, and comparative information about portfolio maturity for each Fund and its corresponding Portfolio. This should help you decide which Fund best fits your needs. For more detailed information, see "Investment Programs" and "Description of Investments." Further information regarding each Fund's performance is presented in its annual report to shareholders, which is available without charge by calling 800-877-9700.

          Yield

----------------------------------------------------------------------

   YIELD refers to the income generated by an investment over a particular period of time, which is annualized (assumed to have been generated for one year) and expressed as an annual percentage rate. EFFECTIVE YIELD is yield assuming that all distributions are reinvested.

          Total Return

----------------------------------------------------------------------

   TOTAL RETURN is the change in value of an investment in a fund over a particular period, assuming that all distributions have been reinvested. Thus, total return reflects not only income earned, but also variations in share prices from the beginning to the end of the period.

          Tax-Equivalent Yield

----------------------------------------------------------------------

    STATE AND LOCAL TAXES. A portion of Neuberger&Berman GOVERNMENT INCOME Trust's dividends are not subject to income taxes in most states and localities. For those states and localities, this Fund may measure its performance by a TAX-EQUIVALENT YIELD. This reflects the taxable yield that an investor at the highest marginal tax rate for that state or municipality would have to receive to equal the yield from Neuberger&Berman GOVERNMENT INCOME Trust taking into account that a portion is tax-exempt. Of course, all dividends paid by Neuberger&Berman GOVERNMENT INCOME Trust are subject to federal income tax at applicable rates.

          Yield and Total Return Information

----------------------------------------------------------------------

   N&B Management has reimbursed the Funds for certain expenses, which has the effect of increasing their yields and total returns. You can obtain current performance information about each Fund by calling N&B Management at 800-877-9700.

SPECIAL INFORMATION REGARDING ORGANIZATION,
CAPITALIZATION, AND OTHER MATTERS

          The Funds

----------------------------------------------------------------------

   Each Fund is a separate series of the Trust, a Delaware business trust organized pursuant to a Trust Instrument dated as of May 6, 1993. Income Trust is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company, commonly known as a mutual fund. The Funds are the three separate operating series of the Trust. Each Fund invests all of its net investable assets in its corresponding Portfolio, in each case receiving a beneficial interest in that Portfolio. The trustees of the Trust may establish additional series or classes of shares, without the approval of shareholders. The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.

    DESCRIPTION OF SHARES. Each Fund is authorized to issue an unlimited number of shares of beneficial interest (par value $0.001 per share). Shares of each Fund represent equal proportionate interests in the assets of that Fund only and have identical voting, dividend, redemption, liquidation, and other rights. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares.

    SHAREHOLDER MEETINGS. The trustees of the Trust do not intend to hold annual meetings of shareholders of the Funds. The trustees will call special meetings of shareholders of a Fund only if required under the 1940 Act or in their discretion or upon the written request of holders of 10% or more of the outstanding shares of that Fund entitled to vote.

    CERTAIN PROVISIONS OF TRUST INSTRUMENT. Under Delaware law, the shareholders of a Fund will not be personally liable for the obligations of any Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or a Fund contain a statement that such obligation may be enforced only against the assets of the Trust or the Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations, respectively.

          The Portfolios

----------------------------------------------------------------------

   Each Portfolio is a separate series of Managers Trust, a New York common law trust organized as of December 1, 1992. Managers Trust is registered under the 1940 Act as a diversified, open-end management investment company. Managers Trust has eight separate operating Portfolios. The assets of each Portfolio belong only to that Portfolio, and the liabilities of each Portfolio are borne solely by that Portfolio and no other.
    FUNDS' INVESTMENTS IN PORTFOLIOS. Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio having the same investment objective, policies, and limitations as the Fund. Accordingly, each Portfolio directly acquires its own securities and its corresponding Fund acquires an indirect interest in those securities. Historically, N&B Management, which is the investment manager of each Portfolio, has sponsored, with Neuberger&Berman, traditionally structured funds since 1950. However, it has operated 12 master funds and 20 feeder funds since August 1993 and now operates 15 master funds and 24 feeder funds.
   Each Fund's investment in its corresponding Portfolio is in the form of a non-transferable beneficial interest. Members of the general public may not purchase a direct interest in a Portfolio. Three mutual funds that are series of Neuberger&Berman Income Funds ("N&B Income Funds"), Neuberger&Berman ULTRA SHORT Bond Fund, Neuberger&Berman LIMITED MATURITY Bond Fund, and Neuberger& Berman GOVERNMENT INCOME Fund, invest all of their respective net investable assets in the three Portfolios described herein. The shares of each series of N&B Income Funds are available for purchase by members of the general public. Each Portfolio may also permit other investment companies and/or other institutional investors to invest in the Portfolio. All investors will invest in a Portfolio on the same terms and conditions as the Funds and will pay a proportionate share of the Portfolio's expenses. The Trust does not sell its shares directly to members of the general public. Other investors in a Portfolio, including the series of N&B Income Funds, which might sell shares to members of the general public, are not required to sell their shares at the same public offering price as the Fund, could have different administration fees and expenses than the Fund, and (except N&B Income Funds) might charge a sales commission. Therefore, Fund shareholders may have different returns than shareholders in another investment company that invests exclusively in the Portfolio. Information regarding any Fund that may invest in a Portfolio in the future will be available from N&B Management by calling 800-877-9700.
   A Fund's investment in its corresponding Portfolio may be affected by the actions of other large investors in the Portfolio, if any. For example, if a large investor in a Portfolio other than a Fund redeemed its interest in the Portfolio, the Portfolio's remaining investors (including the Fund) might, as a result, experience higher pro rata operating expenses, thereby producing lower returns.
   Each Fund may withdraw its entire investment from its corresponding Portfolio at any time, if the trustees of the Trust determine that it is in the best interests of the Fund and its shareholders to do so. A Fund might withdraw, for example, if there were other investors in a Portfolio with power to, and who did by a vote of all investors (including the Fund), change the investment objective, policies, or limitations of the Portfolio in a manner not acceptable to the trustees of the Trust. A withdrawal could result in a distribution in kind of securities (as opposed to a cash distribution) by the Portfolio. That distribution could result in a less diversified portfolio of investments for the Fund and could affect adversely the liquidity of the Fund's investment portfolio. If the Fund decided to convert those securities to cash, it usually would incur brokerage fees or other transaction costs. If a Fund withdrew its investment from a Portfolio, the trustees would consider what action might be taken, including the investment of all of the Fund's net investable assets in another pooled investment entity having substantially the same investment objective as the Fund or the retention by the Fund of its own investment manager to manage its assets in accordance with its investment objective, policies, and limitations. The inability of the Fund to find a suitable replacement could have a significant impact on shareholders.
    INVESTOR MEETINGS AND VOTING. Each Portfolio normally will not hold meetings of investors except as required by the 1940 Act. Each investor in a Portfolio will be entitled to vote in proportion to its relative beneficial interest in the Portfolio. On most issues subjected to a vote of investors, as required by the 1940 Act and other applicable law, a Fund will solicit proxies from its shareholders and will vote its interest in the Portfolio in proportion to the votes cast by the Fund's shareholders. If there are other investors in a Portfolio, there can be no assurance that any issue that receives a majority of the votes cast by Fund shareholders will receive a majority of votes cast by all Portfolio investors; indeed, if other investors hold a majority interest in a Portfolio, they could have voting control of the Portfolio.
    CERTAIN PROVISIONS. Each investor in a Portfolio, including a Fund, will be liable for all obligations of the Portfolio, but not of the other Portfolios. However, the risk of an investor in a Portfolio incurring financial loss on account of such liability would be limited to circumstances in which the Portfolio had inadequate insurance and was unable to meet its obligations out of its assets. Upon liquidation of a Portfolio, investors would be entitled to share pro rata in the net assets of the Portfolio available for distribution to investors.

          Use of Joint Prospectus and Statement
          of Additional Information.

----------------------------------------------------------------------

   Each Fund and its corresponding Portfolio acknowledges that it is solely responsible for all information or lack of information about that Fund and Portfolio in this Prospectus or in the SAI, and no other Fund or Portfolio is responsible therefor. The trustees of the Trust and of Managers Trust have considered this factor in approving each Fund's and Portfolio's use of a single combined Prospectus and combined SAI.

SHAREHOLDER SERVICES

          How to Buy Shares

----------------------------------------------------------------------

   YOU CAN BUY AND OWN FUND SHARES ONLY THROUGH AN INSTITUTION WHICH PROVIDES ACCOUNTING, RECORDKEEPING, AND OTHER SERVICES TO INVESTORS AND WHICH HAS AN ADMINISTRATIVE SERVICES AGREEMENT WITH N&B MANAGEMENT. N&B Management and the Funds do not recommend or endorse, or pay to (except for services pursuant to an administrative services agreement) or receive payments from, any Institution. N&B Management does not provide investment advice to any Institution or its clients nor make decisions regarding their investments.
   Each Institution will establish its own procedures for the purchase of Fund shares in its account, including minimum initial and additional investments for shares of each Fund and the acceptable method of payment for shares. Shares are purchased at the next price calculated on a day the New York Stock Exchange ("NYSE") is open, after a purchase order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. The Funds will not issue certificates for your shares. An Institution must pay for shares it purchases in U.S. dollars.

    - Each Fund has the right to suspend the offering of its shares for a period of time. Each Fund also has the right to accept or reject a purchase order in its sole discretion, including certain purchase orders through an exchange of shares. See "Shareholder Services -- Exchanging Shares."
          How to Sell Shares

----------------------------------------------------------------------

   You can sell (redeem) all or some of your Fund shares only through an account with an Institution. Each Institution will establish its own procedures for the sale of Fund shares. Shares are sold at the next price calculated on a day the NYSE is open, after a sales order is received and accepted by an Institution. Prices for Fund shares are usually calculated as of 4 p.m. Eastern time. Shares will be sold at the Fund's per share NAV next calculated after your sales (redemption) order is received and accepted by an Institution.

    - Redemption proceeds will be paid to Institutions as agreed with each Fund, but in any case within seven calendar days.

    - Each Fund may suspend redemptions or postpone payments on days when the NYSE is closed (besides weekends and holidays), when trading on the NYSE is restricted, or as permitted by the Securities and Exchange Commission.

          Exchanging Shares

----------------------------------------------------------------------

   Through an account with an Institution, you may be able to exchange shares of one Fund for shares of another Fund. Each Institution will establish its own exchange policy and procedures for its accounts. An Institution may exchange shares of any Fund for shares of the other Funds described in this Prospectus and for shares of Neuberger&Berman Genesis Trust, Neuberger&Berman Guardian Trust, Neuberger&Berman Manhattan Trust, Neuberger&Berman Partners Trust, Neuberger&Berman Focus Trust, and Neuberger&Berman Socially Responsive Trust. Shares are exchanged at their next prices calculated on a day the NYSE is open, after an exchange order is received and accepted by an Institution.

    - Shares can be exchanged only between accounts registered in the same name, address, and taxpayer ID number of an Institution.

    - An exchange can be made only into a fund whose shares are eligible for sale in the state in which an Institution is located.

    - An exchange may have tax consequences.

    - Each Fund may refuse any exchange orders from any Institution if for any reason they are not deemed to be in the best interests of the Fund and its shareholders.

    - Each Fund may impose other restrictions on the exchange privilege, or modify or terminate the privilege, but will try to give each Institution advance notice whenever it can reasonably do so.

SHARE PRICES AND NET ASSET VALUE

   Each Fund's shares are bought or sold at a price that is the Fund's net asset value ("NAV") per share. The NAVs for each Fund and its corresponding Portfolio are calculated by subtracting liabilities from total assets (in the case of a Portfolio, the market value of the securities the Portfolio holds plus cash and other assets; in the case of a Fund, its percentage interest in its corresponding Portfolio, multiplied by the Portfolio's NAV, plus any other assets). Each Fund's per share NAV is calculated by dividing its NAV by the number of Fund shares outstanding and rounding the result to the nearest full cent. Each Fund and its corresponding Portfolio calculate their NAVs at the same time and on the same days.
   The Portfolios value their securities on the basis of bid quotations from independent pricing services or principal market makers, or, if quotations are not available, by a method that the trustees of the Portfolios believe accurately reflects fair value. The Portfolios periodically verify valuations provided by the pricing services. Short-term securities with remaining maturities of less than 60 days are valued at cost which, when combined with interest earned, approximates market value. These Portfolios and their corresponding Funds calculate their NAVs as of the close of regular trading on the NYSE, usually 4 p.m. Eastern time.

DIVIDENDS, OTHER DISTRIBUTIONS,
AND TAXES

   Each Fund distributes substantially all of its share of its corresponding Portfolio's net investment income (net of the Fund's expenses) and net realized capital gains. Income dividends are declared daily for each Fund at the time its NAV is calculated and are paid monthly, and net realized capital gains, if any, are normally distributed annually in December. Investors who are considering the purchase of Fund shares in December should take this into account because of the tax consequences of such distributions. Dividends will accrue beginning on the day after an investor's purchase order is converted to "federal funds."

          Distribution Options

----------------------------------------------------------------------

    REINVESTMENT IN SHARES. All dividends and capital gain distributions, if any, paid on shares of a Fund are automatically reinvested in additional shares of that Fund, unless an Institution elects to receive them in cash. Dividends are reinvested at the Fund's per share NAV on the last business day of each month. Each distribution of capital gains is reinvested at the Fund's per share NAV, usually as of the date the distribution is payable.

    DISTRIBUTIONS IN CASH. An Institution may elect to receive dividends in cash, with capital gain distributions, if any, being reinvested in additional Fund shares, or to receive both dividends and capital gain distributions in cash.

          Taxes

----------------------------------------------------------------------

   Each Fund intends to continue to qualify for treatment as a regulated investment company for federal income tax purposes so that it will be relieved of federal income tax on that part of its taxable income and realized gains that it distributes to its shareholders.
   An investment has certain tax consequences, depending on the type of account and the type of Fund in which you invest. IF YOU HAVE AN ACCOUNT UNDER A QUALIFIED RETIREMENT PLAN OR AN INDIVIDUAL RETIREMENT ACCOUNT, TAXES ARE DEFERRED.
    TAXES ON DISTRIBUTIONS. Distributions of net realized capital gains are subject to federal income tax and may also be subject to state and local income taxes. Distributions are taxable when they are paid, whether in cash or by reinvestment in additional Fund shares, except that distributions declared in December to shareholders of record on a date in that month and paid in the following January are taxable as if they were paid on December 31 of the year in which the distribution was declared.
   For federal income tax purposes, dividends and net short-term capital gain distributions are taxed as ordinary income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital loss), when designated as such, are generally taxed as long-term capital gains, no matter how long shares have been owned.
   Part of the dividends paid by Neuberger&Berman GOVERNMENT INCOME Fund generally are expected to be exempt from state and local income taxes in most states; however, distributions of net realized capital gains are fully subject to those taxes. Shareholders should consult their tax advisers to determine the taxability of those dividends and other distributions in applicable states and localities.
   Every  January, each  Fund will send  each Institution that  is a shareholder therein a statement showing the amount of distributions paid in the previous year. Information accompanying that statement will show the portion of those distributions that generally are not subject to state and local income taxes.
   TAXES ON REDEMPTIONS. Capital gains realized on redemptions, including redemptions in connection with exchanges with other Neuberger&Berman Funds-SM-, are subject to tax. A capital gain (or loss) is the difference between the amount paid for the shares (including the value of any dividends or other distributions that were reinvested) and the amount received when the shares are sold.
   When an Institutions sells shares, it will receive a confirmation statement showing the number of shares sold and the price. Every January, Institutions will also receive a consolidated transaction statement for the previous year.
   Each Institution annually will send investors in its accounts, statements showing distribution and transaction information for the previous year.
   The foregoing is only a summary of some of the important tax considerations affecting the Funds and their shareholders. See the SAI for additional tax information. There may be other federal, state, local, or foreign tax considerations applicable to a particular investor. Therefore, you should consult your tax advisers.

MANAGEMENT AND ADMINISTRATION

          Trustees and Officers

----------------------------------------------------------------------

   The trustees of the Trust and the trustees of Managers Trust, who are currently the same individuals, have overall responsibility for the operations of each Fund and each Portfolio, respectively. The SAI contains general background information about each trustee and officer of the Trust and of Managers Trust. The officers of the Trust and of Managers Trust who are officers and/or directors of N&B Management and/or partners of Neuberger&Berman serve without compensation from the Funds or the Portfolios. The trustees of the Trust and of Managers Trust, including a majority of those trustees who are not "interested persons" (as defined in the 1940 Act) of any Fund, have adopted written procedures reasonably appropriate to deal with potential conflicts of interest, including, if necessary, creating a separate board of trustees of Managers Trust.

          Investment Manager, Administrator,
          Distributor, and Sub-Adviser

----------------------------------------------------------------------

   N&B Management serves as the investment manager of each Portfolio, as administrator of each Fund, and as distributor of the shares of each Fund. N&B Management and its predecessor firms have specialized in the management of no-load mutual funds since 1950. In addition to serving the three Portfolios, N&B Management currently serves as investment manager or investment adviser of other mutual funds. Neuberger&Berman, which acts as sub-adviser for the
Portfolios and other mutual funds managed by N&B Management, also serves as investment adviser of two other investment companies. These funds had aggregate net assets of approximately $7.4 billion as of December 31, 1994.
   As sub-adviser, Neuberger&Berman furnishes N&B Management with investment recommendations and research information without added cost to the Portfolios. Neuberger&Berman is a member firm of the NYSE and other principal exchanges and acts as the Portfolios' principal broker to the extent that a broker is used in the purchase and sale of their portfolio securities. Neuberger&Berman and its affiliates, including N&B Management, manage securities accounts that had approximately $29 billion of assets as of December 31, 1994. All of the voting stock of N&B Management is owned by individuals who are general partners of Neuberger&Berman.
   Theresa A. Havell, the President and a Trustee of the Trust and of Managers Trust, is a general partner of Neuberger&Berman and a director and Vice President of N&B Management. Ms. Havell is the Manager of the Fixed Income Group of Neuberger&Berman, which she established in 1984. The Fixed Income Group manages fixed income accounts that had approximately $9.9 billion of assets as of December 31, 1994. Ms. Havell has overall responsibility for the activities of the Fixed Income Group, providing guidance and reviewing portfolio strategy and structure.
   The following members of the Fixed Income Group are primarily responsible for the day-to-day management of the listed Portfolios:
   Neuberger&Berman ULTRA SHORT Bond Portfolio -- Josephine Mahaney, who has been a Senior Portfolio Manager in the Fixed Income Group since 1990 and a Vice President of N&B Management since November 1994.
   Neuberger&Berman LIMITED MATURITY Bond Portfolio -- Margaret Didi Weinblatt, who has been a Senior Portfolio Manager in the Fixed Income Group since 1990 and a Vice President of N&B Management since November 1994.
   Neuberger&Berman GOVERNMENT INCOME Portfolio -- Stephen A. White, who has been a Senior Portfolio Manager in the Fixed Income Group since April 1993 and a Vice President of N&B Management since November 1994. Prior to April 1993, he was a portfolio manager of several large mutual funds managed by another prominent investment adviser.
   The partners and employees of Neuberger&Berman and officers and employees of N&B Management, together with their families, have invested over $100 million of their own money in Neuberger&Berman Funds-SM-.
   To mitigate the possibility that a Portfolio will be adversely affected by personal trading of employees, the Trust, Managers Trust, N&B Management, and Neuberger&Berman have adopted policies that restrict securities trading in personal accounts of the portfolio managers and others who normally come into possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

          Expenses

----------------------------------------------------------------------

   N&B Management provides investment management services to each Portfolio that include, among other things, making and implementing investment decisions and providing facilities and personnel necessary to operate the Portfolio. N&B Management provides administrative services to each Fund that include furnishing similar facilities and personnel for the Fund and performing accounting, recordkeeping, and other services for Institutions and their accounts. For such administrative services, each Fund pays N&B Management a fee at the annual rate of 0.50% of that Fund's average daily net assets. With a Fund's consent, N&B Management may subcontract some of its responsibilities to that Fund under the administrative services agreement to third parties, including Institutions, which may receive compensation for such services from N&B Management. For investment management services, each Portfolio (except Neuberger&Berman
GOVERNMENT INCOME Portfolio) pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. Neuberger&Berman GOVERNMENT INCOME Portfolio pays N&B Management a fee for investment management services at the annual rate of 0.35% of the first $500 million of that Portfolio's average daily net assets, 0.325% of the next $500 million, 0.30% of the next $500 million, 0.275% of the next $500 million, and 0.25% of average
daily  net  assets  in excess  of  $2  billion.   During  the  fiscal year
ended October 31, 1994, each Fund accrued management and administration fees, as an annualized percentage of its average daily net assets, as follows:

--------------------------------------------------------------------------------

Neuberger&Berman ULTRA SHORT Bond Trust                                    0.75%
Neuberger&Berman LIMITED MATURITY Bond Trust                               0.75%
Neuberger&Berman GOVERNMENT INCOME Trust                                   0.85%

   Each Fund bears all expenses of its operations other than those borne by N&B Management as administrator of the Fund and as distributor of its shares. Each Portfolio bears all expenses of its operations other than those borne by N&B Management as investment manager of the Portfolio. These expenses include, but are not limited to, for the Funds and Portfolios, legal and accounting fees and compensation for trustees who are not affiliated with N&B Management; for the Funds, transfer agent fees and the cost of printing and sending reports and proxy materials to shareholders; and for the Portfolios, custodial fees for securities.
   N&B Management has voluntarily undertaken until February 29, 1996, to reimburse ULTRA SHORT, LIMITED MATURITY, and GOVERNMENT INCOME for each Fund's Operating Expenses (including its administration fees) and that Fund's pro rata share of its corresponding Portfolio's Operating Expenses (including its management fees) that exceed, in the aggregate, the following percentage per annum of the Fund's average daily net assets: ULTRA SHORT, 0.65%; LIMITED MATURITY, 0.70%; and GOVERNMENT INCOME, 0.75%. Effective March 1, 1995, N&B Management will reimburse each Fund for its Operating Expenses and its pro rata share of its corresponding Portfolio's Operating Expenses that exceed in the aggregate, the following percentage per annum of the Fund's average daily net assets:

--------------------------------------------------------------------------------

Neuberger&Berman ULTRA SHORT Bond Trust                                    0.75%
Neuberger&Berman LIMITED MATURITY Bond Trust                               0.80%
Neuberger&Berman GOVERNMENT INCOME Trust                                   0.85%

   Each undertaking can be terminated by N&B Management by giving a Fund at least 60 days' prior written notice.

   For the fiscal year ended October 31, 1994, each Fund bore Operating Expenses as an annualized percentage of its average daily net assets, after taking into consideration N&B Management's expense reimbursements, as follows:

--------------------------------------------------------------------------------

Neuberger&Berman ULTRA SHORT Bond Trust                                    0.65%
Neuberger&Berman LIMITED MATURITY Bond Trust                               0.70%
Neuberger&Berman GOVERNMENT INCOME Trust                                   0.75%

    Transfer Agent
--------------------------------------------------------------------------------
   The Funds' transfer agent is State Street Bank and Trust Company ("State Street"). State Street administers purchases, redemptions, and transfers of Fund shares with respect to Institutions and the payment of dividends and other distributions to Institutions. All correspondence should be sent to Neuberger&Berman Management, Inc., Institutional Services, 605 Third Avenue, 2nd Floor, New York, NY 10158.

DESCRIPTION OF INVESTMENTS

   In addition to the securities referred to in "Investment Programs" herein, each Portfolio, as indicated below, may make the following investments, among others, individually or in combination, although it may not necessarily buy all of the types of securities or use all of the investment techniques that are described. For additional information on the following investments or other types of investments in which the Portfolios may invest, see the SAI.
   Certain investment techniques, such as futures and options, securities loans, and repurchase agreements, if used by the Portfolios, may produce taxable income and capital gains (or losses).
   U.S. GOVERNMENT AND AGENCY SECURITIES (ALL PORTFOLIOS). U.S. Government securities are obligations of the U.S. Treasury backed by the full faith and credit of the United States. U.S. Government Agency securities are issued or guaranteed by U.S. Government agencies, instrumentalities, or other U.S. Government-sponsored enterprises, such as the Government National Mortgage Association ("GNMA"), Federal National Mortgage Association ("FNMA"), Federal Home Loan Mortgage Corporation ("FHLMC"), Student Loan Marketing Association, Tennessee Valley Authority, and various federally chartered banks. Some of these securities are supported by the full faith and credit of the United States, while others may be supported by the issuer's ability to borrow from the U.S. Treasury, subject to the Treasury's discretion in certain cases, or only by the credit of the issuer. U.S. Government Agency securities include U.S. Government mortgage-backed securities. The market prices of U.S. Government securities are not guaranteed by the government and generally fluctuate with changing interest rates.
   VARIABLE AND FLOATING RATE SECURITIES. (ALL PORTFOLIOS EXCEPT NEUBERGER& BERMAN GOVERNMENT MONEY PORTFOLIO). Variable and floating rate securities have interest rate adjustment formulas that may help to stabilize their market value. Many of these instruments carry a demand feature which permits a Portfolio to sell them during a determined time period at par value plus accrued interest. The demand feature is often backed by a credit instrument, such as a letter of credit, or by a creditworthy insurer. A Portfolio may rely on the credit instrument or the creditworthiness of the insurer in purchasing a variable or floating rate security. For purposes of determining its dollar-weighted average maturity, each Portfolio calculates the remaining maturity of variable and floating rate instruments as provided in Rule 2a-7 under the 1940 Act.
   REPURCHASE AGREEMENTS/SECURITIES LOANS (ALL PORTFOLIOS). In a repurchase agreement, a Portfolio buys a security from a Federal Reserve member bank or a securities dealer and simultaneously agrees to sell it back at a higher price, at a specified date, usually less than a week later. The underlying securities must fall within the Portfolio's investment policies and limitations (but not limitations as to maturity).

These Portfolios also may lend portfolio securities to banks, brokerage firms or institutional investors to earn income. Costs, delays, or losses could result if the selling party to a repurchase agreement or the borrower of portfolio securities becomes bankrupt or otherwise defaults. N&B Management monitors the creditworthiness of sellers and borrowers.
   ILLIQUID SECURITIES (ALL PORTFOLIOS). Each Portfolio may invest up to 10% of its net assets in illiquid securities which are securities that cannot be expected to be sold within seven days at approximately the price at which they are valued. Due to the absence of an active trading market, a Portfolio may experience difficulty in valuing or disposing of illiquid securities. N&B Management determines the liquidity of the Portfolios' securities, under supervision of the trustees of Managers Trust.
   RESTRICTED SECURITIES AND RULE 144A SECURITIES (ALL PORTFOLIOS). The Portfolios may invest in restricted securities and Rule 144A securities. Restricted securities cannot be sold to the public without registration under the Securities Act of 1933 ("1933 Act"). Unless registered for sale, these securities can be sold only in privately negotiated transactions or pursuant to an exemption from registration. Restricted securities are generally considered illiquid. Rule 144A securities, although not registered, may be resold only to qualified institutional buyers in accordance with Rule 144A under the 1933 Act. Unregistered securities may also be sold abroad pursuant to Regulation S under the 1933 Act. N&B Management, acting pursuant to guidelines established by the trustees of Managers Trust, may determine that some restricted securities are liquid.
   REVERSE REPURCHASE AGREEMENTS AND DOLLAR ROLLS (ALL PORTFOLIOS). In a reverse repurchase agreement, a Portfolio sells securities and at the same time agrees to repurchase the same securities at a later date at a fixed price. During the period before the repurchase, the Portfolio continues to receive principal and interest payments on the securities. Dollar rolls are similar to reverse repurchase agreements. In a dollar roll, a Portfolio sells securities for delivery in the current month and simultaneously contracts to repurchase substantially similar (same type and coupon) securities on a specified future date from the same party. During the period before the repurchase, the Portfolio forgoes principal and interest payments on the securities. The Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase (often referred to as the "drop"), as well as by the interest earned on the cash proceeds of the initial sale. Reverse repurchase agreements and dollar rolls may increase the fluctuation in the market value of a Portfolio's assets and are a form of leverage. N&B Management monitors the creditworthiness of parties to reverse repurchase agreements and dollar rolls.
   WHEN-ISSUED TRANSACTIONS (ALL PORTFOLIOS). In a when-issued transaction, a Portfolio commits to purchase securities in order to secure an advantageous price and yield at the time of the commitment and pays for the securities when they are delivered at a future date (generally within three months). If the seller fails to complete the sale, a Portfolio may lose the opportunity to obtain a favorable price and yield. When-issued securities may decline or increase in value during the period from the Portfolio's investment commitment to the settlement of the purchase, which may magnify fluctuations in a Fund's NAV.
   MORTGAGE-BACKED SECURITIES (ALL PORTFOLIOS). Mortgage-backed securities represent interests in, or are secured by and payable from, pools of mortgage loans, including collateralized mortgage obligations. These securities may be U.S. Government mortgage-backed securities, which are issued or guaranteed by a U.S. Government agency or instrumentality (though not necessarily backed by the full faith and credit of the United States), such as GNMA, FNMA, and FHLMC certificates. Other mortgage-backed securities are issued by private issuers, generally originators of and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities. These private mortgage-backed securities may be supported by U.S. Government mortgage-backed securities or some form of non-government credit enhancement. Mortgage-backed securities may have either fixed or adjustable interest rates. Tax or regulatory changes may adversely affect the mortgage securities market. In addition, changes in the market's perception of the issuer may affect the value of mortgage-backed securities. The rate of return on mortgage-backed securities may be affected by prepayments of principal on the underlying loans, which generally increase as interest rates decline; as a result, when interest rates decline, holders of these securities normally do not benefit from appreciation in market value to the same extent as holders of other non-callable debt securities. N&B Management determines the effective life of mortgage-backed securities based on industry practice and current market conditions. If N&B Management's determination is not borne out in practice, it could positively or negatively affect the value of the Portfolio when market interest rates change. Increasing market interest rates generally extend the effective maturities of mortgage-backed securities.
   ASSET-BACKED SECURITIES (ALL PORTFOLIOS). Asset-backed securities represent interests in, or are secured by and payable from, pools of assets, such as consumer loans, CARS-SM- ("Certificates for Automobile Receivables-SM-"), credit card receivable securities, and installment loan contracts. Although these securities may be supported by letters of credit or other credit enhancements, payment of interest and principal ultimately depends upon individuals paying the underlying loans, which may be affected adversely by general downturns in the economy. The risk that recovery on repossessed collateral might be unavailable or inadequate to support payments on asset-backed securities is greater than in the case of mortgage-backed securities.
   FOREIGN INVESTMENTS (ALL PORTFOLIOS). The Portfolios may invest in U.S. dollar-denominated foreign securities. Foreign securities may be affected by political or economic developments in foreign countries, the significance of which may be difficult to discern. Foreign companies may not be subject to accounting standards or governmental supervision comparable to U.S. companies, and there may be less public information about their operations. In addition, foreign markets may be less liquid or more volatile than U.S. markets and may offer less protection to investors. It may be difficult to invoke legal process abroad. Neuberger&Berman LIMITED MATURITY Bond and Neuberger&Berman GOVERNMENT INCOME Portfolios may also invest in foreign securities denominated in or indexed to foreign currencies, which may also be affected by special risks, such as governmental regulation of foreign exchange transactions and the fluctuation of the foreign currencies relative to the U.S. dollar, irrespective of the performance of the underlying investment. N&B Management considers these factors in making investments for the Portfolios. Neuberger&Berman LIMITED MATURITY Bond and Neuberger&Berman GOVERNMENT INCOME Portfolios may enter into foreign currency forward contracts or futures contracts (agreements to exchange one currency for another at a specified price at a future date) and related options to manage currency risks and to facilitate transactions in foreign securities. Although these contracts can protect the Portfolios from adverse exchange rate changes, they involve a risk of loss if N&B Management fails to predict foreign currency values correctly.
   PUT AND CALL OPTIONS, FUTURES CONTRACTS, AND OPTIONS ON FUTURES CONTRACTS (ALL PORTFOLIOS). Each Portfolio may try to reduce the risk of securities price changes (hedge) or manage portfolio maturity by (1) entering into interest-rate futures contracts traded on futures exchanges and (2) purchasing and writing options on futures contracts. Neuberger&Berman LIMITED MATURITY Bond and Neuberger&Berman GOVERNMENT INCOME Portfolios also may write covered call options and purchase put options on debt securities in their portfolios or on foreign currencies for hedging purposes or for the purpose of producing income. Neuberger&Berman LIMITED MATURITY Bond and Neuberger&Berman GOVERNMENT INCOME Portfolios will write call options on a security or currency only if it holds that security or currency or has the right to obtain the security or currency at no additional cost. These investment practices involve certain risks, including price volatility and a high degree of leverage. These Portfolios may engage in transactions in futures contracts and related options only as permitted by regulations of the Commodity Futures Trading Commission.
   The primary risks in using put and call options, futures contracts and options on futures contracts, and foreign currency forward contracts or options on foreign currencies ("Hedging Instruments") are (1) imperfect correlation or no correlation between changes in market value of the securities held by the Portfolio and the prices of the Hedging Instruments; (2) possible lack of a liquid secondary market for Hedging Instruments and the resulting inability to close out a Hedging Instrument when desired; (3) the fact that the skills needed to use Hedging Instruments are different from those needed to select the Portfolio's securities; (4) the fact that, although use of these instruments for hedging purposes can reduce the risk of loss, they also can reduce the opportunity for gain, or even result in losses, by offsetting favorable price movements in hedged investments; and (5) the possible inability of the Portfolio to purchase or sell a security at a time that would otherwise be favorable for it to do so, or the possible need for the Portfolio to sell a security at a disadvantageous time, due to its need to main-tain "cover" or to segregate securities in connection with its use of these instruments. Futures, options, and forward contracts are generally considered "derivatives." Losses that may arise from certain futures contracts are potentially unlimited.
  MUNICIPAL OBLIGATIONS (NEUBERGER&BERMAN LIMITED MATURITY BOND PORTFOLIO). Municipal obligations are issued by or on behalf of states, the District of Columbia, and U.S. territories and possessions and their political subdivisions, agencies, and instrumentalities. The interest on municipal obligations is exempt from federal income tax. Municipal obligations include "general obligation" securities, which are backed by the full taxing power of a municipality, and "revenue" securities, which are backed by the income from a specific project, facility, or tax. Municipal obligations also include industrial development and private activity bonds -- the interest on which may be a tax perference item for purposes of the federal alternative minimum tax -- which are issued by or on behalf of public authorities and are not backed by the credit of any governmental or public authority. "Anticipation notes" are issued by municipalities in expectation of future proceeds from the issuance of bonds, or from taxes or other revenues, and are payable from those bond proceeds, taxes, or revenues. Municipal obligations also include tax-exempt commercial paper, which is issued by municipalities to help finance short-term capital or operating requirements. Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Both of these factors could affect the ability of an issuer of municipal securities to meet its obligations.
   ZERO COUPON SECURITIES (ALL PORTFOLIOS). Zero coupon securities do not pay interest currently; instead, they are sold at a deep discount from their face value and are redeemed at face value when they mature. Because zero coupon securities do not pay current income, their prices can be very volatile when interest rates change. In calculating their daily income, the Portfolios accrue a portion of the difference between a zero coupon security's purchase price and its face value.
   SWAP AGREEMENTS (NEUBERGER&BERMAN GOVERNMENT INCOME PORTFOLIO). To help enhance the value of their investments or manage their exposure to different types of investments, the Portfolios may enter into interest rate, currency, and mortgage swap agreements and may purchase and sell interest rate "caps," "floors," and "collars."
   In a typical interest rate swap agreement, one party agrees to make regular payments equal to a floating interest rate on a specified amount (the "notional principal amount") in return for payments equal to a fixed interest rate on the same amount for a specified period. If a swap agreement provides for payment in different currencies, the parties may also agree to exchange the notional principal amount. Mortgage swap agreements are similar to interest rate swap agreements, except the notional principal amount is tied to a reference pool of mortgages.
   In a cap or floor, one party agrees, usually in return for a fee, to make payments under particular circumstances. For example, the purchaser of an interest rate cap has the right to receive payments to the extent a specified interest rate exceeds an agreed level; the purchaser of an interest rate floor has the right to receive payments to the extent a specified interest rate falls below an agreed level. A collar entitles the purchaser to receive payments to the extent a specified interest rate falls outside an agreed range.
   Swap agreements, including caps and floors, may involve leverage and may be highly volatile; depending on how they are used, they may have a considerable impact on a Portfolio's performance. Swap agreements involve risks depending upon the other party's creditworthiness and ability to perform, as well as a Portfolio's ability to terminate its swap agreements or reduce its exposure through offsetting transactions. Swap agreements may be illiquid. The swap market is relatively new and is largely unregulated. Swap agreements are generally considered "derivatives."

OTHER INFORMATION

DIRECTORY
                                       FUNDS ELIGIBLE FOR EXCHANGE
INVESTMENT MANAGER, ADMINISTRATOR,     EQUITY TRUST
AND DISTRIBUTOR                        Neuberger&Berman Focus Trust
Neuberger&Berman Management Incorporated
605 Third Avenue, 2nd Floor            Neuberger&Berman
New York, NY 10158-0006                  Genesis Trust
                                       Neuberger&Berman
                                          Guardian Trust

SUB-ADVISER
Neuberger&Berman, L.P.                 Neuberger&Berman
605 Third Avenue                          Manhattan Trust
New York, NY 10158-3698                   Neuberger&Berman
                                          Partners Trust

CUSTODIAN AND TRANSFER AGENT           EQUITY ASSETS
State Street Bank and Trust Company    Neuberger&Berman Socially
225 Franklin Street                      Responsive Trust
Boston, MA 02110


Address correspondence to:             INCOME TRUST
Neuberger&Berman Funds                 Neuberger&Berman
Institutional Services                    Government Income Trust
605 Third Avenue                       Neuberger&Berman
New York, NY 10158-0006                   Limited Maturity Bond Trust
800-877-9700                           Neuberger&Berman
                                          Ultra Short Bond Trust

LEGAL COUNSEL
Kirkpatrick & Lockhart
1800 M Street, NW
Washington, DC 20036-5891

Neuberger&Berman, Neuberger&Berman Management Inc., and the above named Funds are service marks of Neuberger&Berman Management Inc.
-C- 1995 Neuberger&Berman Management Inc.

Neuberger&Berman Management Inc.

  605 THIRD AVENUE 2ND FLOOR
  NEW YORK, NY 10158-0006
  SHAREHOLDER SERVICES
  800.877.9700





This wrapper is not part of the prospectus.

[logo] PRINTED ON RECYCLED PAPER
       WITH SOY BASED INKS               NBIP00020395